Fair Value of Financial Assets and Liabilities - Quantitative Information about Significant Unobservable Inputs Used in Fair Value Measurement for Level 3 Financial Assets and Liabilities (Detail) - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Financial assets:
Derivative financial instruments	¥ 8,649,947	¥ 6,443,748
Financial liabilities:
Derivative financial instruments	10,496,855	6,966,336
Financial liabilities designated at fair value through profit or loss	414,106	455,734
At fair value [member]
Financial assets:
Derivative financial instruments	8,649,947	6,443,748
Investment securities at fair value through other comprehensive income	27,360,031	32,665,451
Financial liabilities:
Derivative financial instruments	10,496,855	6,966,336
Financial liabilities designated at fair value through profit or loss	414,106	455,734
Others	(11,938)	(2,135)
At fair value [member] | Currency derivatives [member]
Financial assets:
Derivative financial instruments	2,775,181	2,703,985
Financial liabilities:
Derivative financial instruments	3,006,286	2,987,531
At fair value [member] | Equity derivatives [member]
Financial assets:
Derivative financial instruments	54,508	102,313
Financial liabilities:
Derivative financial instruments	42,208	159,117
At fair value [member] | Credit derivatives [member]
Financial assets:
Derivative financial instruments	21,500	21,967
Financial liabilities:
Derivative financial instruments	27,282	27,480
At fair value [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	21,792	33,410
Investment securities at fair value through other comprehensive income	464,821	468,713
Financial liabilities:
Derivative financial instruments	15,632	23,015
Financial liabilities designated at fair value through profit or loss	185,020	291,086
Others	(7,852)	(3,052)
At fair value [member] | Level 3 [member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities:
Financial liabilities designated at fair value through profit or loss	185,020	291,086
At fair value [member] | Level 3 [member] | Interest Rate Derivatives [Member]
Financial assets:
Derivative financial instruments		6
Financial liabilities:
Derivative financial instruments	3,248	7,168
At fair value [member] | Level 3 [member] | Currency derivatives [member]
Financial assets:
Derivative financial instruments	499	5,951
Financial liabilities:
Derivative financial instruments	5,066	4,299
At fair value [member] | Level 3 [member] | Equity derivatives [member]
Financial assets:
Derivative financial instruments	20,935	26,804
Financial liabilities:
Derivative financial instruments	7,110	11,420
At fair value [member] | Level 3 [member] | Credit derivatives [member]
Financial assets:
Derivative financial instruments	358	649
Financial liabilities:
Derivative financial instruments	¥ 208	¥ 128
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Interest Rate Derivatives [Member] | Option pricing model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Interest rate to interest rate correlation	26.00%	16.00%
Quanto correlation	(11.00%)	7.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Interest Rate Derivatives [Member] | Option pricing model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Interest rate to interest rate correlation	99.00%	99.00%
Quanto correlation	42.00%	30.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Currency derivatives [member]
Financial assets:
Derivative financial instruments	¥ 499	¥ 5,951
Financial liabilities:
Derivative financial instruments	¥ 5,066	¥ 4,299
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Currency derivatives [member] | Option pricing model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Interest rate to interest rate correlation	29.00%	29.00%
Foreign exchange volatility	12.00%	11.00%
Quanto correlation	8.00%	7.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Currency derivatives [member] | Option pricing model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Interest rate to interest rate correlation	99.00%	99.00%
Foreign exchange volatility	36.00%	39.00%
Quanto correlation	50.00%	49.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Currency derivatives [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Prepayment Rate		22.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Equity derivatives [member]
Financial assets:
Derivative financial instruments	¥ 20,935	¥ 26,804
Financial liabilities:
Derivative financial instruments	¥ 7,110	¥ 11,420
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Equity derivatives [member] | Option pricing model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Volatility	12.00%	17.00%
Equity to equity correlation	48.00%	45.00%
Quanto correlation	(13.00%)	(16.00%)
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Equity derivatives [member] | Option pricing model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Volatility	70.00%	79.00%
Equity to equity correlation	92.00%	92.00%
Quanto correlation	38.00%	35.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Credit derivatives [member]
Financial assets:
Derivative financial instruments	¥ 358	¥ 649
Financial liabilities:
Derivative financial instruments	¥ 208	¥ 128
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Credit derivatives [member] | Credit default model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Quanto correlation	15.00%	15.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Credit derivatives [member] | Credit default model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Quanto correlation	25.00%	25.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member]
Financial assets:
Financial assets at fair value through profit or loss	¥ 650,467	¥ 693,013
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Option pricing model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Foreign exchange volatility	13.00%	12.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Option pricing model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Foreign exchange volatility	43.00%	41.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Monte Carlo simulation model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Volatility		17.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Monte Carlo simulation model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Volatility		38.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Discounted cash flow [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Discount margin	5.00%
Probability of default rate	0.00%	0.00%
Loss given default rate	0.00%	10.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Discounted cash flow [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Discount margin	9.00%
Probability of default rate	33.00%	23.00%
Loss given default rate	100.00%	100.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity instruments [member]
Financial assets:
Financial assets at fair value through profit or loss	¥ 85,201	¥ 35,884
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity instruments [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Loss given default rate	90.00%	90.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity instruments [member] | Discounted cash flow [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Probability of default rate	0.00%	0.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity instruments [member] | Discounted cash flow [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Probability of default rate	1.00%	2.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity instruments [member] | Market comparable companies [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Price/Book value multiple	1.1
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member]
Financial assets:
Investment securities at fair value through other comprehensive income	¥ 464,821	¥ 468,713
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member] | Market comparable companies [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Liquidity discount	20.00%	20.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member] | Market comparable companies [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Price/Earnings multiple		9.3
Price/Book value multiple	0.2	0.3
EV/EBITDA multiple		5.8
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member] | Market comparable companies [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Price/Earnings multiple		48.5
Price/Book value multiple	3.7	2.2
EV/EBITDA multiple		15.5
At fair value [member] | Level 3 [member] | Financial liabilities designated at fair value through profit or loss [member] | Option pricing model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Equity to equity correlation	47.00%	43.00%
Interest rate to interest rate correlation	29.00%	29.00%
Quanto correlation	(13.00%)	(16.00%)
Volatility	17.00%	13.00%
At fair value [member] | Level 3 [member] | Financial liabilities designated at fair value through profit or loss [member] | Option pricing model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Equity to equity correlation	93.00%	93.00%
Interest rate to interest rate correlation	30.00%	30.00%
Quanto correlation	50.00%	49.00%
Volatility	52.00%	57.00%
At fair value [member] | Level 3 [member] | Financial liabilities designated at fair value through profit or loss [member] | Credit default model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Quanto correlation	15.00%	15.00%
At fair value [member] | Level 3 [member] | Financial liabilities designated at fair value through profit or loss [member] | Credit default model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Quanto correlation	25.00%	25.00%
At fair value [member] | Level 3 [member] | Others [member]
Financial liabilities:
Others	¥ (7,852)	¥ (3,052)
At fair value [member] | Level 3 [member] | Others [member] | Option pricing model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Equity to equity correlation	80.00%	57.00%
Interest rate to interest rate correlation	26.00%	16.00%
Quanto correlation	(11.00%)	7.00%
Volatility	24.00%	17.00%
Foreign exchange volatility	12.00%	12.00%
At fair value [member] | Level 3 [member] | Others [member] | Option pricing model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Equity to equity correlation	83.00%	93.00%
Interest rate to interest rate correlation	99.00%	99.00%
Quanto correlation	50.00%	49.00%
Volatility	28.00%	49.00%
Foreign exchange volatility	43.00%	41.00%
At fair value [member] | Level 3 [member] | Others [member] | Credit default model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Quanto correlation	15.00%	15.00%
At fair value [member] | Level 3 [member] | Others [member] | Credit default model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Quanto correlation	25.00%	90.00%